Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income [Abstract]
Net income for the year	$ 381,019	$ 554,692	$ 435,121
Other comprehensive income:
Unrealized gain / (loss) on cash flow hedges, net (Notes 22 and 24)	(29,876)	46,435	6,799
Reclassification of amount excluded from the interest rate caps assessment of effectiveness based on an amortization approach to Interest and finance costs (Notes 20, 22 and 24)	4,354	1,286	0
Effective portion of changes in fair value of cash flow hedges (Notes 22 and 24)	425	868	(1,136)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 24)	63	63	63
Other comprehensive income / (loss) for the year	(25,034)	48,652	5,726
Total comprehensive income for the year	355,985	603,344	440,847
Comprehensive loss attributable to the non-controlling interest (Note 16)	4,730	263	0
Total comprehensive income for the year attributable to Costamare Inc.	$ 360,715	$ 603,607	$ 440,847